Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
(7)	Property, Plant and Equipment
Property, Plant and Equipment assets are presented in the following tables:

	As of Dec. 31, 2020			As of Dec. 31, 2019
($ in million)	Gross carrying amount	Depreciation & Impairment	Net Carrying amount	Gross carrying amount	Depreciation & Impairment	Net Carrying amount
Land, buildings and infrastructure	227.4	(30.6)	196.9	197.5	(22.0)	175.5
Machinery and laboratory equipment	248.6	(129.7)	118.9	206.0	(88.7)	117.3
Other tangible assets	52.0	(25.4)	26.5	60.2	(27.5)	32.7
Construction in progress	17.2	(0.1)	17.1	41.0	(0.1)	40.9

Total	545.2	(185.8)	359.4	504.7	(138.3)	366.4

($ in million)	Land, buildings and infrastructure	Machinery and laboratory equipment	Other tangible assets	Construction in progress	Total
As of Jan. 1, 2019	181.6	145.5	35.5	19.8	382.4

Additions	0.3	11.0	5.8	26.2	43.3
Disposals	—	(2.4)	(1.1)	(0.1)	(3.6)
Reclassifications	0.4	1.6	1.8	(4.6)	(0.9)
Depreciation charge	(7.1)	(27.8)	(10.5)	—	(45.3)
Impairment	—	(4.9)	(0.2)	(0.1)	(5.2)
Currency translation and other changes	0.4	(5.8)	1.3	(0.4)	(4.4)

As of Dec. 31, 2019	175.5	117.3	32.7	40.9	366.4

Additions	2.3	11.5	3.3	6.6	23.7
Disposals	(0.4)	(1.1)	(0.2)	—	(1.6)
Reclassifications	16.0	10.5	(0.6)	(31.4)	(5.4)
Depreciation charge	(7.2)	(27.1)	(7.7)	—	(41.9)
Impairment / reversal of impairment	—	0.8	(0.0)	—	0.8
Currency translation and other changes	10.6	7.0	(1.0)	1.0	17.5

As of Dec. 31, 2020	196.9	118.9	26.5	17.1	359.4

In 2020, additions amounted to $23.7 million. Capital expenditures relate to the followings regions: Asia (68.4%), Europe (17.8%) and the Americas (13.8%).
The net movement of $5.4 million in the reclassifications is mainly due to assets held for sale which have been transferred from property, plant & equipment to other current non-financial
assets in 2020.
In 2019, additions amounted to $43.3 million. Capital expenditures relate to the followings regions: Asia (72.3%), Europe (21.1%) and the Americas (6.6%). The impairment of $5.2 million primarily relates to the relocation of production facilities in Southeast Asia and a reduction of fair value of the tech center in India.
The net movement of $0.9 million in the reclassifications is due to an asset transfer from property, plant & equipment to Inventories in 2019.